Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of carrying values and fair values of the Company s financial instruments

	March 31, 2014
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Financial Assets:
Cash and due from banks	$82,246	$82,246	$82,246	$—	$—
Available for sale securities	35,557	35,557	—	35,557	—
Held to maturity securities	13,780	13,827	—	13,827	—
Loans receivable, net	646,583	650,038	—	—	650,038
Accrued interest receivable	2,344	2,344	—	—	2,344
FHLB stock	4,834	4,834	—	—	4,834
Derivative asset	87	87	—	87	—
Financial Liabilities:
Demand deposits	119,656	119,656	—	—	119,656
NOW and money market	244,179	244,179	—	—	244,179
Savings	104,813	104,813	—	—	104,813
Time deposits	210,575	211,290	—	—	211,290
Advances from the FHLB	59,000	58,940	—	—	58,940

	December 31, 2013
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In thousands)
Financial Assets:
Cash and due from banks	$82,013	$82,013	$82,013	$—	$—
Available for sale securities	28,597	28,597	—	28,597	—
Held to maturity securities	13,816	13,815	—	13,815	—
Loans held for sale	100	100	—	100	—
Loans receivable, net	621,830	623,876	—	—	623,876
Accrued interest receivable	2,360	2,360	—	—	2,360
FHLB stock	4,834	4,834	—	—	4,834
Financial Liabilities:
Demand deposits	118,618	118,618	—	—	118,618
NOW and money market	238,231	238,231	—	—	238,231
Savings	107,692	107,692	—	—	107,692
Time deposits	197,004	197,762	—	—	197,762
Advances from the FHLB	44,000	43,902	—	—	43,902

	December 31,
	2013		2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Financial Assets:
Cash and due from banks	$82,013	$82,013	$28,927	$28,927
Available for sale securities	28,597	28,597	41,058	41,058
Held to maturity securities	13,816	13,815	5,354	5,292
Loans held for sale	100	100	—	—
Loans receivable, net	621,830	623,876	520,792	528,199
Accrued interest receivable	2,360	2,360	2,109	2,109
FHLB stock	4,834	4,834	4,442	4,442
Financial Liabilities:
Demand deposits	118,618	118,618	78,120	78,120
NOW and money market	238,231	238,231	127,812	127,812
Savings	107,692	107,692	136,121	136,121
Time deposits	197,004	197,762	120,048	121,029
Advances from the FHLB	44,000	43,902	91,000	91,407